Other Current Financial Assets - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Current financial assets	€ 1,800		€ 1,078
Other income	1,692		1,541	€ 2,065
Finance income	980		1,099	€ 1,803
Short-term credits
Disclosure of financial assets [line items]
Current financial assets	893		192
Other income	358	$ 380
Finance income	154	$ 164
Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets	139		209
Other current financial assets - short-term investments
Disclosure of financial assets [line items]
Current financial assets	228		187
American Tower Cooperation | Short-term credits
Disclosure of financial assets [line items]
Current financial assets	90
Republic of Colombia | Short-term credits
Disclosure of financial assets [line items]
Current financial assets	523				$ 544
Telefónica, S.A.
Disclosure of financial assets [line items]
Current financial assets	1,800		1,078
Telefónica, S.A. | Deposits and guarantees
Disclosure of financial assets [line items]
Current financial assets	€ 39		€ 50